Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Investment	Dec. 31, 2015 USD ($) Investment
Schedule of Investments [Line Items]
Fair value of investments held on deposit with various insurance departments and in other trusts	$ 1,699	$ 1,713
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities | Investment	149	104
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities	$ 7,250	$ 11,586
Percentage of unrealized loss	95.60%	97.10%